Mobile Financial Services activities - Fair value of financial assets (Details) - Mobile Finance Services - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ (75)
Level 2 of fair value hierarchy [member] | Derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			(75)
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			(3,155)
Cash and cash equivalent [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			(3,155)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 387	€ 313	580
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	387	313	580
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2,363
Financial assets at amortised cost, category [member] | Loans and receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2,363
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		2,708
Financial assets at amortised cost, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		2,708
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	360	79
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	360	79
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	73	50	2
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	73	50	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	441	296
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	441	296
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Equities [Member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3	3
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Equities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 3	€ 3
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			2,070
Loans and receivables, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			2,070
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			254
Loans and receivables, category [member] | Other financial assets excluding derivatives [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			254
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			94
Held-to-maturity investments, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			94
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			540
Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ 540